Description of Plan - General & Participant Contributions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 hours period plan
Description of Plan
Eligibility service years	1 year
Eligiblity service hours within one year of hire date	1,000
Period to obtain 1,000 hours of service	1 year
Eligibility service hours within three consecutive 12 month periods	500
Consecutive 12 month periods to obtain 500 hours of service | period	3
Monthly period subject to 500 hour eligibility requirement	12 months
Additional company savings plans with assets in the master trust | plan	2
Participant Contribution Automatic Annual Increase Deferral Rate	1.00%
Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
Minimum
Description of Plan
Participant Contribution, Automatic, Deferral Rate	5.00%
Maximum
Description of Plan
Participant Contribution, Automatic, Deferral Rate	10.00%